SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of operating segments
The tables below summarize the Corporation’s segment revenues by type of revenue for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,661	$495	$3,619	$5,775
Other revenues	455	267	—	722
Total revenues	$2,116	$762	$3,619	$6,497

	Six Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$3,241	$986	$7,254	$11,481
Other revenues	921	531	—	1,452
Total revenues	$4,162	$1,517	$7,254	$12,933

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
The tables below reconcile the Corporation’s economic ownership interest in its consolidated results to the Corporation’s unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2026
	Total attributable to Shareholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (1)
Revenues	$1,252	$234	$953	$—	$2,439	$4,058	$6,497
Direct operating costs (2)	(1,056)	(148)	(640)	(2)	(1,846)	(2,603)	(4,449)
General and administrative expenses	(26)	(21)	(26)	(34)	(107)	(182)	(289)
Gain (loss) on dispositions, net	1	(1)	—	—	—	—	—
Gain (loss) on dispositions, net recorded in equity	9	—	32	(1)	40	—	40
Other income (expense), net (3)	(2)	—	(3)	—	(5)	(11)	(16)
Interest income (expense), net	(57)	(47)	(91)	(25)	(220)	(519)	(739)
Current income tax (expense) recovery	(19)	(4)	(20)	(4)	(47)	(100)	(147)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (4)	16	15	17	—	48	37	85
Adjusted EFO	118	28	222	(79)	289
Depreciation and amortization expense (2) (5)					(219)	(556)	(775)
Gain (loss) on dispositions, net					1	—	1
Gain (loss) on dispositions, net recorded in equity					(40)	—	(40)
Other income (expense), net (3)					30	(184)	(154)
Deferred income tax (expense) recovery					38	132	170
Non-cash items attributable to equity accounted investments (4)					(62)	(29)	(91)
Net income (loss)					$37	$56	$93
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(1)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(2)The sum of these amounts equates to direct operating costs of $5,224 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $(170) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest of $(5) million is included in Adjusted EFO. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $30 million includes $70 million of unrealized net revaluation gains, $25 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $8 million of business separation expenses, stand-up costs and restructuring charges, $11 million of net gains on debt modification and extinguishment, $9 million of transaction costs, and $9 million of other expenses.
(4)The sum of these amounts equates to equity accounted income (loss), net of $(6) million as per the unaudited interim condensed consolidated statements of operating results.
(5)For the three months ended June 30, 2026, depreciation and amortization expense by segment is as follows: business services $198 million, infrastructure services $180 million, industrials $397 million and corporate $nil.

	Six Months Ended June 30, 2026
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (2)
Revenues	$2,424	$466	$1,911	$—	$4,801	$8,132	$12,933
Direct operating costs (3)	(2,027)	(295)	(1,278)	(4)	(3,604)	(5,211)	(8,815)
General and administrative expenses	(52)	(44)	(52)	(68)	(216)	(369)	(585)
Gain (loss) on dispositions, net	1	(2)	—	—	(1)	—	(1)
Gain (loss) on dispositions, net in equity	18	—	41	(2)	57	—	57
Other income (expense), net (4)	(4)	—	(3)	—	(7)	(14)	(21)
Interest income (expense), net	(116)	(95)	(188)	(49)	(448)	(1,057)	(1,505)
Current income tax (expense) recovery	(33)	(8)	(34)	(4)	(79)	(178)	(257)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (5)	32	28	31	—	91	82	173
Adjusted EFO	243	50	428	(153)	568
Depreciation and amortization expense (3) (6)					(435)	(1,100)	(1,535)
Impairment reversal (expense), net					2	3	5
Gain (loss) on dispositions, net					2	—	2
Gain (loss) on dispositions, net in equity					(57)	—	(57)
Other income (expense), net (4)					51	(176)	(125)
Deferred income tax (expense) recovery					54	154	208
Non-cash items attributable to equity accounted investments (5)					(108)	(60)	(168)
Net income (loss)					$77	$232	$309
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $10,350 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(146) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest of $(7) million is included in Adjusted EFO. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $51 million includes $115 million of unrealized net revaluation gains, $27 million of net gains on debt modification and extinguishment, $22 million of business separation expenses, stand-up costs and restructuring charges, $25 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $13 million of transaction costs and $31 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $5 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six months ended June 30, 2026, depreciation and amortization expense by segment is as follows: business services $390 million, infrastructure services $358 million, industrials $787 million, and corporate $nil.

	Three Months Ended June 30, 2025
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (2)
Revenues	$1,372	$238	$1,002	$—	$2,612	$4,083	$6,695
Direct operating costs (3)	(1,164)	(151)	(688)	(2)	(2,005)	(2,693)	(4,698)
General and administrative expenses	(31)	(18)	(27)	(28)	(104)	(167)	(271)
Gain (loss) on dispositions, net	2	—	—	—	2	4	6
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (4)	—	1	(15)	—	(14)	(41)	(55)
Interest income (expense), net	(71)	(44)	(111)	(20)	(246)	(555)	(801)
Current income tax (expense) recovery	(13)	(7)	(19)	—	(39)	(80)	(119)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (5)	14	19	12	—	45	36	81
Adjusted EFO	105	38	154	(63)	234
Depreciation and amortization expense (3) (6)					(231)	(536)	(767)
Impairment reversal (expense), net					(3)	(11)	(14)
Gain (loss) on dispositions, net recorded in equity					4	14	18
Other income (expense), net (4)					(3)	(45)	(48)
Deferred income tax (expense) recovery					68	116	184
Non-cash items attributable to equity accounted investments (5)					(43)	(15)	(58)
Net income (loss)					$26	$109	$135
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $5,465 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(103) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest that is included in Adjusted EFO of $(14) million primarily related to $16 million of expenses related to employee incentive payments linked to the realization of value at the Corporation’s operations. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $(3) million includes $76 million of net gain recognized upon deconsolidation of the Corporation’s healthcare services operations, $38 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $20 million of net revaluation losses, $16 million of business separation expenses, stand-up costs and restructuring charges, $4 million of net loss on debt modification and extinguishment, and $1 million of transaction costs.
(5)The sum of these amounts equates to equity accounted income (loss), net of $23 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the three months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $208 million, infrastructure services $175 million, industrials $384 million and corporate $nil.

	Six Months Ended June 30, 2025
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (2)
Revenues	$2,773	$472	$1,985	$—	$5,230	$8,214	$13,444
Direct operating costs (3)	(2,345)	(293)	(1,350)	(5)	(3,993)	(5,377)	(9,370)
General and administrative expenses	(62)	(39)	(59)	(55)	(215)	(367)	(582)
Gain (loss) on dispositions, net (4)	2	114	—	—	116	104	220
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (5)	2	21	(19)	—	4	(40)	(36)
Interest income (expense), net	(138)	(91)	(218)	(45)	(492)	(1,079)	(1,571)
Current income tax (expense) recovery	(31)	(13)	(77)	—	(121)	(195)	(316)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (6)	25	33	22	—	80	74	154
Adjusted EFO	222	204	284	(131)	579
Depreciation and amortization expense (3) (7)					(451)	(1,046)	(1,497)
Gain (loss) on dispositions, net recorded in equity					4	14	18
Impairment reversal (expense), net					(3)	(11)	(14)
Other income (expense), net (5)					(16)	(134)	(150)
Deferred income tax (expense) recovery					90	158	248
Non-cash items attributable to equity accounted investments (6)					(97)	(42)	(139)
Net income (loss)					$106	$285	$391
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $10,867 million as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on dispositions, net recorded in Adjusted EFO of $116 million primarily represents the Corporation’s economic interest in gains of $114 million related to the disposition of the Corporation’s offshore oil services' shuttle tanker operation.
(5)The sum of these amounts equates to other income (expense), net of $(186) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest that is included in Adjusted EFO of $4 million includes $19 million of realized gain relating to upgrades completed for customers on certain vessels at the Corporation’s offshore oil services, $16 million of expenses related to employee incentive payments linked to the realization of value at the Corporation’s operations, $5 million of net revaluation gains and $4 million of other expenses. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $(16) million includes $76 million of net gain recognized upon deconsolidation of the Corporation’s healthcare services operation, $48 million of unrealized gains recorded on reclassification of property, plant and equipment to finance leases at the Corporation’s offshore oil services, $40 million of net revaluation losses, $38 million of business separation expenses, stand-up costs and restructuring charges, $40 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $11 million of transaction costs, $5 million of net loss on debt modification and extinguishment and $6 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $15 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $430 million, infrastructure services $340 million, industrials $727 million, and corporate and other nil.
The following table presents the Corporation’s assets by reportable operating segment as at June 30, 2026 and December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Business services	$31,014	$28,578
Infrastructure services	16,897	16,270
Industrials	30,045	29,914
Corporate (1)	864	999
Total	$78,820	$75,761
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(1)As at June 30, 2026, corporate segment’s assets included $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.